TAXES ON INCOME (Details 4) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Stock-based compensation		$ 2,428	$ 2,113
Provisions for employee benefits		184	154
Accrued severance pay		295	210
Net operating losses carryforward		2,245	417
Deferred tax assets, before valuation allowance		5,152	2,894
Valuation allowance	[1]	(3,563)	(1,769)
Net deferred tax assets		$ 1,589	$ 1,125

[1]	Mainly related to the U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of net operating losses amounting to $5,613 thousand as of December 31, 2016.